Employee Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans
18. Employee Benefit Plans
Pension and Other Postretirement Benefit Plans
Certain subsidiaries sponsor and/or administer various U.S. qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans covering employees and sales representatives who meet specified eligibility requirements. U.S. pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits that are primarily based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay, as well as earnings credits, determined annually based upon the average annual rate of interest on 30-year U.S. Treasury securities, for each account balance. At December 31, 2014, the majority of active participants were accruing benefits under the cash balance formula; however, 89% of these subsidiaries’ obligations result from benefits calculated with the traditional formula. The U.S. non-qualified pension plans provide supplemental benefits in excess of limits applicable to a qualified plan. The non-U.S. pension plans generally provide benefits based upon either years of credited service and earnings preceding-retirement or points earned on job grades and other factors in years of service.
These subsidiaries also provide certain postemployment benefits and certain postretirement medical and life insurance benefits for retired employees. Employees of these subsidiaries who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for one of the subsidiaries may become eligible for these other postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total costs of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical benefits.

Obligations and Funded Status

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans (1)	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Change in benefit obligations
Benefit obligations at January 1,	$8,591	$744	$1,834	$41	$9,480	$823	$2,375	$43
Service costs	200	62	14	2	236	67	20	2
Interest costs	437	19	92	2	389	14	92	2
Plan participants’ contributions	—	—	30	—	—	—	30	—
Net actuarial (gains) losses	1,551	56	264	—	(1,050)	34	(551)	(1)
Acquisition, divestitures, settlements and curtailments	(13)	(5)	(6)	1	—	(19)	—	(3)
Change in benefits	(4)	—	(9)	—	—	—	—	—
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(101)	—	(4)	—	(134)	—	—
Benefit obligations at December 31,	10,262	739	2,110	35	8,591	744	1,834	41
Change in plan assets
Fair value of plan assets at January 1,	7,776	248	1,352	14	7,879	224	1,320	15
Actual return on plan assets	1,084	24	112	—	(22)	34	58	(1)
Acquisition, divestitures and settlements	—	(10)	—	—	—	(19)	—	(3)
Plan participants’ contributions	—	—	30	—	—	—	30	—
Employer contributions	390	60	41	3	383	83	76	5
Benefits paid	(500)	(36)	(109)	(7)	(464)	(41)	(132)	(2)
Effect of foreign currency translation	—	(33)	—	—	—	(33)	—	—
Fair value of plan assets at December 31,	8,750	253	1,426	10	7,776	248	1,352	14
Over (under) funded status at December 31,	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
Amounts recognized in the consolidated balance sheets
Other assets	$—	$7	$—	$1	$223	$7	$—	$—
Other liabilities	(1,512)	(493)	(684)	(26)	(1,038)	(503)	(482)	(27)
Net amount recognized	$(1,512)	$(486)	$(684)	$(25)	$(815)	$(496)	$(482)	$(27)
AOCI
Net actuarial (gains) losses	$3,034	$59	$422	$3	$2,274	$28	$211	$2
Prior service costs (credit)	(2)	1	(11)	1	18	2	1	1
AOCI, before income tax	$3,032	$60	$411	$4	$2,292	$30	$212	$3
Accumulated benefit obligation	$9,729	$626	N/A	N/A	$8,104	$636	N/A	N/A
_____________

(1)	Includes non-qualified unfunded plans, for which the aggregate PBO was $1.3 billion and $1.0 billion at December 31, 2014 and 2013, respectively.
The aggregate pension accumulated benefit obligation and aggregate fair value of plan assets for pension benefit plans with accumulated benefit obligations in excess of plan assets was as follows at:

	December 31,
	2014		2013
	Pension Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Projected benefit obligations	$1,981	$634	$1,037	$644
Accumulated benefit obligations	$1,789	$573	$927	$579
Fair value of plan assets	$676	$177	$—	$167

Information for pension and other postretirement benefit plans with a PBO in excess of plan assets were as follows at:

	December 31,
	2014				2013
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Projected benefit obligations	$10,241	$703	$2,110	$35	$1,170	$701	$1,834	$41
Fair value of plan assets	$8,719	$212	$1,426	$10	$133	$199	$1,352	$14

Net Periodic Benefit Costs
Net periodic benefit costs are determined using management estimates and actuarial assumptions to derive service costs, interest costs and expected return on plan assets for a particular year. Net periodic benefit costs also includes the applicable amortization of net actuarial (gains) losses and amortization of any prior service costs (credit).
The obligations and expenses associated with these plans require an extensive use of assumptions such as the discount rate, expected rate of return on plan assets, rate of future compensation increases, healthcare cost trend rates, as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates and mortality. Management, in consultation with its external consulting actuarial firms, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company’s consolidated financial statements and liquidity.
Net periodic pension costs and net periodic other postretirement benefit plan costs are comprised of the following:

•	Service Costs — Service costs are the increase in the projected (expected) PBO resulting from benefits payable to employees on service rendered during the current year.

•	Interest Costs — Interest costs are the time value adjustment on the projected (expected) PBO at the end of each year.

•
Settlement and Curtailment Costs — The aggregate amount of net (gains) losses recognized in net periodic benefit costs is due to settlements and curtailments. Settlements result from actions that relieve/eliminate the plan’s responsibility for benefit obligations or risks associated with the obligations or assets used for the settlement. Curtailments result from an event that significantly reduces/eliminates plan participants’ expected years of future services or benefit accruals.

•	Expected Return on Plan Assets — Expected return on plan assets is the assumed return earned by the accumulated pension and other postretirement fund assets in a particular year.

•
Amortization of Net Actuarial (Gains) Losses — Actuarial gains and losses result from differences between the actual experience and the expected experience on pension and other postretirement plan assets or projected (expected) PBO during a particular period. These gains and losses are accumulated and, to the extent they exceed 10% of the greater of the PBO or the fair value of plan assets, the excess is amortized into pension and other postretirement benefit costs over the expected service years of the employees.

•
Amortization of Prior Service Costs (Credit) — These costs relate to the recognition of increases or decreases in pension and other postretirement benefit obligation due to amendments in plans or initiation of new plans. These increases or decreases in obligation are recognized in AOCI at the time of the amendment. These costs are then amortized to pension and other postretirement benefit costs over the expected service years of the employees affected by the change.

The components of net periodic benefit costs and other changes in plan assets and benefit obligations recognized in OCI were as follows:

	Years Ended December 31,
	2014				2013				2012
	Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits		Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
Net periodic benefit costs
Service costs	$200	$62	$14	$2	$236	$67	$20	$2	$224	$75	$21	$1
Interest costs	437	19	92	2	389	14	92	2	406	17	103	2
Settlement and curtailment costs	14	5	2	2	—	(2)	—	1	—	—	—	1
Expected return on plan assets	(475)	(7)	(75)	(1)	(483)	(6)	(75)	(1)	(484)	(6)	(77)	(1)
Amortization of net actuarial (gains) losses	169	—	11	—	228	—	55	—	195	—	57	—
Amortization of prior service costs (credit)	1	—	(1)	—	6	—	(75)	—	6	—	(104)	—
Total net periodic benefit costs (credit)	346	79	43	5	376	73	17	4	347	86	—	3
Other changes in plan assets and benefit obligations recognized in OCI
Net actuarial (gains) losses	929	31	222	1	(545)	1	(533)	1	744	18	234	2
Prior service costs (credit)	(19)	(1)	(13)	—	—	—	—	—	—	(1)	—	(1)
Amortization of net actuarial (gains) losses	(169)	—	(11)	—	(228)	—	(55)	(2)	(195)	—	(57)	—
Amortization of prior service (costs) credit	(1)	—	1	—	(6)	—	75	—	(6)	—	104	—
Total recognized in OCI	740	30	199	1	(779)	1	(513)	(1)	543	17	281	1
Total recognized in net periodic benefit costs and OCI	$1,086	$109	$242	$6	$(403)	$74	$(496)	$3	$890	$103	$281	$4
The estimated net actuarial (gains) losses and prior service costs (credit) for the U.S. pension plans and the U.S. defined benefit other postretirement benefit plans that will be amortized from AOCI into net periodic benefit costs over the next year are $200 million and ($1) million, and $31 million and ($4) million, respectively.
Assumptions
Assumptions used in determining benefit obligations were as follows:

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans (1)			U.S. Plans	Non-U.S. Plans (1)
December 31, 2014
Weighted average discount rate	4.10%			1.68%			4.10%	5.84%
Rate of compensation increase	2.25%	-	8.50%	2.00%	-	5.50%	N/A	N/A
December 31, 2013
Weighted average discount rate	5.15%			1.94%			5.15%	6.47%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	5.50%	N/A	N/A
______________

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.
Assumptions used in determining net periodic benefit costs were as follows:

	Pension Benefits						Other Postretirement Benefits
	U.S. Plans			Non-U.S. Plans (1)			U.S. Plans	Non-U.S. Plans (1)
Year Ended December 31, 2014
Weighted average discount rate	5.15%			2.06%			5.15%	6.38%
Weighted average expected rate of return on plan assets	6.25%			3.24%			5.70%	7.25%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	5.50%	N/A	N/A
Year Ended December 31, 2013
Weighted average discount rate	4.20%			1.98%			4.20%	5.01%
Weighted average expected rate of return on plan assets	6.25%			2.07%			5.76%	7.25%
Rate of compensation increase	3.50%	-	7.50%	1.50%	-	5.50%	N/A	N/A
Year Ended December 31, 2012
Weighted average discount rate	4.95%			2.35%			4.95%	5.78%
Weighted average expected rate of return on plan assets	7.00%			3.35%			6.26%	6.54%
Rate of compensation increase	3.50%	-	7.50%	2.00%	-	4.00%	N/A	N/A
______________

(1)	Reflects those assumptions that were most appropriate for the local economic environments of each of the subsidiaries providing such benefits.
The weighted average discount rate for the U.S. plans is determined annually based on the yield, measured on a yield to worst basis, of a hypothetical portfolio constructed of high quality debt instruments available on the valuation date, which would provide the necessary future cash flows to pay the aggregate PBO when due.
The weighted average discount rate for non-U.S. pension plans is based on the duration of liabilities on a country by country basis. The rate was selected by reference to high quality corporate bonds in developed markets or local government bonds where markets were less robust or nonexistent.
The weighted average expected rate of return on plan assets for the U.S. plans is based on anticipated performance of the various asset sectors in which the plans invest, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the long-term expectations on the performance of the markets. While the precise expected rate of return derived using this approach will fluctuate from year to year, the policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.
The weighted average expected long-term rate of return for the non-U.S. pension plans is an aggregation of each country’s expected rate of return within each asset class. For each country, the rate of return with respect to each asset class was developed based on a building block approach that considers historical returns, current market conditions, asset volatility and the expectations for future market returns. While the assessment of the expected rate of return is long-term and not expected to change annually, significant changes in investment strategy or economic conditions may warrant such a change. The expected rate of return within each asset class, together with any contributions made, are expected to maintain the plans’ ability to meet all required benefit obligations.
The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2015 is currently anticipated to be 6.24% for U.S. pension benefits and 5.65% for U.S. other postretirement benefits. The weighted average expected rate of return on plan assets for use in that plan’s valuation in 2015 is currently anticipated to be 2.73% for non-U.S. pension benefits and 6.75% for non-U.S. other postretirement benefits.
The assumed healthcare costs trend rates used in measuring the APBO and net periodic benefit costs were as follows:

	December 31,
	2014	2013
Pre-and Post-Medicare eligible claims	6.4% for 2015, gradually decreasing each year for Pre-Medicare until 2094 reaching the ultimate rate of 4.4% and for Post-Medicare until 2089 reaching the ultimate rate of 4.7%	6.4% in 2014, gradually decreasing each year until 2094 reaching the ultimate rate of 4.4% for Pre-Medicare and 4.6% for Post-Medicare.

Assumed healthcare costs trend rates may have a significant effect on the amounts reported for healthcare plans. A 1% change in assumed healthcare costs trend rates would have the following effects as of December 31, 2014:

	U.S. Plans		Non-U.S. Plans
	One Percent Increase	One Percent Decrease	One Percent Increase	One Percent Decrease
	(In millions)
Effect on total of service and interest costs components	$14	$(11)	$—	$—
Effect of accumulated postretirement benefit obligations	$302	$(245)	$1	$(1)
As of December 31, 2014, the improved mortality rate assumption used for all U.S. pension and postretirement benefit plans is the RP-2000 healthy mortality table projected generationally using 175% of Scale AA. The mortality rate assumption was revised based upon the results of a comprehensive study of MetLife’s demographic experience and reflects the current best estimate of expected mortality rates for MetLife’s participant population. Prior to December 31, 2014, the mortality rate assumption used to value the benefit obligations and net periodic benefit cost for these plans was the RP-2000 healthy mortality table projected generationally using 100% of Scale AA.

Plan Assets
The pension and other postretirement benefit plan assets are categorized into a three-level fair value hierarchy, as defined in Note 10, based upon the significant input with the lowest level in its valuation. The following summarizes the types of assets included within the three-level fair value hierarchy presented below.

Level 1
This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and short-term investments which have unadjusted quoted market prices in active markets for identical assets and liabilities.

Level 2
This category includes certain separate accounts that are primarily invested in liquid and readily marketable securities. The estimated fair value of such separate account is based upon reported NAV provided by fund managers and this value represents the amount at which transfers into and out of the respective separate account are effected. These separate accounts provide reasonable levels of price transparency and can be corroborated through observable market data.

Directly held investments are primarily invested in U.S. and foreign government and corporate securities.

Level 3
This category includes separate accounts that are invested in fixed maturity securities, equity securities, derivative assets and other investments that provide little or no price transparency due to the infrequency with which the underlying assets trade and generally require additional time to liquidate in an orderly manner. Accordingly, the values for separate accounts invested in these alternative asset classes are based on inputs that cannot be readily derived from or corroborated by observable market data.

Certain separate accounts are invested in investment partnerships designated as hedge funds. The values for these separate accounts is determined monthly based on the NAV of the underlying hedge fund investment. Additionally, such hedge funds generally contain lock out or other waiting period provisions for redemption requests to be filled. While the reporting and redemption restrictions may limit the frequency of trading activity in separate accounts invested in hedge funds, the reported NAV, and thus the referenced value of the separate account, provides a reasonable level of price transparency that can be corroborated through observable market data.

U.S. Plans
Certain U.S. subsidiaries provide employees with benefits under various Employee Retirement Income Security Act of 1974 (“ERISA”) benefit plans. These include qualified pension plans, postretirement medical plans and certain retiree life insurance coverage. The assets of these U.S. subsidiaries’ qualified pension plans are held in an insurance group annuity contract, and the vast majority of the assets of the postretirement medical plan and backing the retiree life coverage are held in a trust which largely utilizes insurance contracts to hold the assets. All of these contracts are issued by Company insurance affiliates, and the assets under the contracts are held in insurance separate accounts that have been established by the Company. The underlying assets of the separate accounts are principally comprised of cash and cash equivalents, short-term investments, fixed maturity and equity securities, derivatives, real estate, private equity investments and hedge fund investments.
The insurance contract provider engages investment management firms (“Managers”) to serve as sub-advisors for the separate accounts based on the specific investment needs and requests identified by the plan fiduciary. These Managers have portfolio management discretion over the purchasing and selling of securities and other investment assets pursuant to the respective investment management agreements and guidelines established for each insurance separate account. The assets of the qualified pension plans and postretirement medical plans (the “Invested Plans”) are well diversified across multiple asset categories and across a number of different Managers, with the intent of minimizing risk concentrations within any given asset category or with any given Manager.
The Invested Plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters. Specifically, investment policies are oriented toward (i) maximizing the Invested Plan’s funded status; (ii) minimizing the volatility of the Invested Plan’s funded status; (iii) generating asset returns that exceed liability increases; and (iv) targeting rates of return in excess of a custom benchmark and industry standards over appropriate reference time periods. These goals are expected to be met through identifying appropriate and diversified asset classes and allocations, ensuring adequate liquidity to pay benefits and expenses when due and controlling the costs of administering and managing the Invested Plan’s investments. Independent investment consultants are periodically used to evaluate the investment risk of Invested Plan’s assets relative to liabilities, analyze the economic and portfolio impact of various asset allocations and management strategies and to recommend asset allocations.
Derivative contracts may be used to reduce investment risk, to manage duration and to replicate the risk/return profile of an asset or asset class. Derivatives may not be used to leverage a portfolio in any manner, such as to magnify exposure to an asset, asset class, interest rates or any other financial variable. Derivatives are also prohibited for use in creating exposures to securities, currencies, indices or any other financial variable that is otherwise restricted.
The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the Invested Plans:

	December 31,
	2014						2013
	Pension		Postretirement Medical		Postretirement Life		Pension	Postretirement Medical	Postretirement Life
	Target	Actual Allocation	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities (1)	75%	69%	70%	71%	—%	—%	64%	67%	—%
Equity securities (2)	12%	15%	30%	27%	—%	—%	23%	32%	—%
Alternative securities (3)	13%	16%	—%	2%	100%	100%	13%	1%	100%
Total assets		100%		100%		100%	100%	100%	100%
______________

(1)
Fixed maturity securities include ABS, collateralized mortgage obligations, corporate, federal agency, foreign bonds, mortgage-backed securities, municipals, preferred stocks, U.S. government bonds and exchange traded funds. Certain prior year amounts have been reclassified from equity securities into fixed maturity securities to conform to the current year presentation.

(2)	Equity securities primarily include common stock of U.S. companies.

(3)
Alternative securities primarily include derivative assets, money market securities, short-term investments and other investments. Postretirement life’s target and actual allocation of plan assets are all in short-term investments.

The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in “— Plan Assets.” These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,638	$80	$2,718	$42	$244	$3	$289
U.S. government bonds	1,605	223	—	1,828	169	12	—	181
Foreign bonds	—	718	17	735	—	68	—	68
Federal agencies	—	254	—	254	—	35	—	35
Municipals	—	270	—	270	—	74	—	74
Other (1)	—	188	8	196	—	63	—	63
Total fixed maturity securities	1,605	4,291	105	6,001	211	496	3	710
Equity securities:
Common stock - domestic	951	—	—	951	188	—	—	188
Common stock - foreign	394	—	—	394	80	—	—	80
Total equity securities	1,345	—	—	1,345	268	—	—	268
Other investments	—	24	743	767	—	—	—	—
Short-term investments	189	273	—	462	14	433	—	447
Money market securities	29	56	—	85	—	—	—	—
Derivative assets	11	7	72	90	—	1	—	1
Total assets	$3,179	$4,651	$920	$8,750	$493	$930	$3	$1,426

	December 31, 2013
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$2,073	$59	$2,132	$77	$170	$1	$248
U.S. government bonds	924	166	—	1,090	135	5	—	140
Foreign bonds	—	718	11	729	—	63	—	63
Federal agencies	—	292	—	292	—	33	—	33
Municipals	—	219	—	219	55	15	—	70
Other (1)	—	490	19	509	—	54	—	54
Total fixed maturity securities	924	3,958	89	4,971	267	340	1	608
Equity securities:
Common stock - domestic	1,133	22	148	1,303	196	—	—	196
Common stock - foreign	460	—	—	460	102	—	—	102
Total equity securities	1,593	22	148	1,763	298	—	—	298
Other investments	—	—	600	600	—	—	—	—
Short-term investments	53	309	—	362	—	439	—	439
Money market securities	1	12	—	13	4	—	—	4
Derivative assets	17	15	35	67	—	3	—	3
Total assets	$2,588	$4,316	$872	$7,776	$569	$782	$1	$1,352
______________

(1)	Other primarily includes mortgage-backed securities, collateralized mortgage obligations and ABS.
A rollforward of all pension and other postretirement benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$59	$11	$19	$148	$600	$35
Realized gains (losses)	3	—	—	—	(13)	(16)
Unrealized gains (losses)	—	—	—	—	112	19
Purchases, sales, issuances and settlements, net	11	6	(2)	—	(104)	34
Transfers into and/or out of Level 3	7	—	(9)	(148)	148	—
Balance at December 31,	$80	$17	$8	$—	$743	$72

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2014
Balance at January 1,	$1	$—	$—	$—
Realized gains (losses)	—	—	—	—
Unrealized gains (losses)	1	—	—	—
Purchases, sales, issuances and settlements, net	1	—	—	—
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$3	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$19	$8	$7	$137	$447	$1
Realized gains (losses)	—	—	—	(1)	—	(3)
Unrealized gains (losses)	(2)	1	—	9	59	(18)
Purchases, sales, issuances and settlements, net	19	(3)	11	3	(62)	55
Transfers into and/or out of Level 3	23	5	1	—	156	—
Balance at December 31,	$59	$11	$19	$148	$600	$35

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2013
Balance at January 1,	$4	$1	$3	$—
Realized gains (losses)	—	—	(3)	—
Unrealized gains (losses)	—	—	4	—
Purchases, sales, issuances and settlements, net	(3)	(1)	(4)	—
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$1	$—	$—	$—

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Fixed Maturity Securities			Equity Securities
	Corporate	Foreign Bonds	Other (1)	Common Stock - Domestic	Other Investments	Derivative Assets
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$32	$5	$2	$206	$531	$4
Realized gains (losses)	—	—	—	(27)	55	6
Unrealized gains (losses)	(1)	8	—	10	(36)	(7)
Purchases, sales, issuances and settlements, net	(12)	(5)	5	(52)	(103)	(2)
Transfers into and/or out of Level 3	—	—	—	—	—	—
Balance at December 31,	$19	$8	$7	$137	$447	$1

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Other Postretirement Benefits
	Fixed Maturity Securities
	Corporate	Municipals	Other (1)	Derivative Assets
	(In millions)
Year Ended December 31, 2012
Balance at January 1,	$4	$1	$5	$1
Realized gains (losses)	—	—	(2)	2
Unrealized gains (losses)	—	—	2	(2)
Purchases, sales, issuances and settlements, net	—	—	(2)	(1)
Transfers into and/or out of Level 3	—	—	—	—
Balance at December 31,	$4	$1	$3	$—
______________

(1)	Other includes ABS and collateralized mortgage obligations.
Non-U.S. Plans
Pension benefits are provided utilizing either a traditional formula or cash balance formula, similar to the U.S. plans. The investment objectives are also similar, subject to local regulations. Generally, these international pension plans invest directly in high quality equity and fixed maturity securities. The assets of the non-U.S. pension plans are comprised of short-term investments, equity and fixed maturity securities, real estate and hedge fund investments.
The assets of the non-U.S. pension plans, other than those held in participant directed investment accounts, are managed in accordance with investment policies consistent with the longer-term nature of related benefit obligations and within prudent risk parameters and consistent with the policies, goals and derivative instrument risk management guidelines described above for the U.S. plans.
The table below summarizes the actual weighted average allocation of the fair value of total plan assets by asset class at December 31 for the years indicated and the approved target allocation by major asset class at December 31, 2014 for the plans:

	December 31,
	2014				2013
	Pension		Other Postretirement		Pension	Other Postretirement
	Target	Actual Allocation	Target	Actual Allocation	Actual Allocation	Actual Allocation
Asset Class
Fixed maturity securities (1)	74%	61%	100%	100%	50%	100%
Equity securities (2)	19%	23%	—%	—%	33%	—%
Alternative securities (3)	7%	16%	—%	—%	17%	—%
Total assets		100%		100%	100%	100%
______________

(1)	Fixed maturity securities include corporate and foreign bonds.

(2)	Equity securities primarily include common stock of non-U.S. companies.

(3)	Alternative securities include derivative assets, real estate, short-term investments, and other investments.
The pension and postretirement plan assets measured at estimated fair value on a recurring basis were determined as described in “— Plan Assets.” These estimated fair values and their corresponding placement in the fair value hierarchy are summarized as follows:

	December 31, 2014
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$66	$—	$66	$—	$—	$—	$—
Foreign bonds	—	90	—	90	—	10	—	10
Total fixed maturity securities	—	156	—	156	—	10	—	10
Equity securities:
Common stock - foreign	—	57	—	57	—	—	—	—
Other investments	34	—	—	34	—	—	—	—
Derivative assets	—	—	1	1	—	—	—	—
Real estate	—	—	2	2	—	—	—	—
Short-term investments	—	3	—	3	—	—	—	—
Total assets	$34	$216	$3	$253	$—	$10	$—	$10

	December 31, 2013
	Pension Benefits				Other Postretirement Benefits
	Fair Value Hierarchy				Fair Value Hierarchy
	Level 1	Level 2	Level 3	Total Estimated Fair Value	Level 1	Level 2	Level 3	Total Estimated Fair Value
	(In millions)
Assets
Fixed maturity securities:
Corporate	$—	$27	$—	$27	$—	$—	$—	$—
Foreign bonds	—	96	—	96	—	14	—	14
Total fixed maturity securities	—	123	—	123	—	14	—	14
Equity securities:
Common stock - foreign	—	83	—	83	—	—	—	—
Other investments	32	—	—	32	—	—	—	—
Derivative assets	—	—	2	2	—	—	—	—
Real estate	—	—	2	2	—	—	—	—
Short-term investments	—	6	—	6	—	—	—	—
Total assets	$32	$212	$4	$248	$—	$14	$—	$14

A rollforward of all pension benefit plan assets measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs was as follows:

	Years Ended December 31,
	2014		2013		2012
	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Pension Benefits
	Derivative Assets	Real Estate	Derivative Assets	Real Estate	Derivative Assets	Real Estate
	(In millions)
Balance at January 1,	$2	$2	$13	$7	$13	$8
Realized gains (losses)	—	—	(2)	(1)	(1)	(1)
Unrealized gains (losses)	(1)	—	3	1	1	—
Purchases, sales, issuances, and settlements, net	—	—	(12)	(5)	—	—
Balance at December 31,	$1	$2	$2	$2	$13	$7
Expected Future Contributions and Benefit Payments
It is the subsidiaries’ practice to make contributions to the U.S. qualified pension plan to comply with minimum funding requirements of ERISA. In accordance with such practice, no contributions are required for 2015. The subsidiaries expect to make discretionary contributions to the qualified pension plan of $300 million in 2015. For information on employer contributions, see “— Obligations and Funded Status.”
Benefit payments due under the U.S. non-qualified pension plans are primarily funded from the subsidiaries’ general assets as they become due under the provision of the plans, therefore benefit payments equal employer contributions. The U.S. subsidiaries expect to make contributions of $70 million to fund the benefit payments in 2015.
U.S. and non-U.S. postretirement benefits are either: (i) not vested under law; (ii) a non-funded obligation of the subsidiaries; or (iii) both. Current regulations do not require funding for these benefits. The subsidiaries use their general assets, net of participant’s contributions, to pay postretirement medical claims as they come due. As permitted under the terms of the governing trust document, the subsidiaries may be reimbursed from plan assets for postretirement medical claims paid from their general assets. The U.S. subsidiaries expect to make contributions of $50 million towards benefit obligations in 2015 to pay postretirement medical claims.
Gross benefit payments for the next 10 years, which reflect expected future service where appropriate, are expected to be as follows:

	Pension Benefits		Other Postretirement Benefits
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
	(In millions)
2015	$490	$32	$81	$4
2016	$507	$36	$81	$3
2017	$531	$37	$84	$3
2018	$544	$40	$87	$3
2019	$565	$48	$92	$3
2020-2024	$3,134	$255	$519	$14

Additional Information
As previously discussed, most of the assets of the U.S. pension benefit plan are held in a group annuity contract issued by the subsidiaries while some of the assets of the U.S. postretirement benefit plans are held in a trust which largely utilizes life insurance contracts issued by the subsidiaries to hold such assets. Total revenues from these contracts recognized in the consolidated statements of operations were $50 million, $49 million and $54 million for the years ended December 31, 2014, 2013 and 2012, respectively, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total investment income (loss), including realized and unrealized gains (losses), credited to the account balances was $1.2 billion, $20 million and $867 million for the years ended December 31, 2014, 2013 and 2012, respectively. The terms of these contracts are consistent in all material respects with those the subsidiaries offer to unaffiliated parties that are similarly situated.
Defined Contribution Plans
Certain subsidiaries sponsor defined contribution plans for substantially all U.S. employees under which a portion of employee contributions are matched. These subsidiaries contributed $77 million, $93 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively.